Components of Pension Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Service cost	$ 64.1	$ 45.5	$ 37.5
Interest on projected benefit obligation	81.4	81.6	76.5
Expected return on assets	(110.8)	(105.1)	(98.2)
Amortization of prior service costs	1.4	1.5	1.8
Recognized actuarial loss	39.2	24.7	14.7
Settlement loss	4.8
Net pension expense	$ 80.1	$ 48.2	$ 32.3